PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Remeasurement Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension plans
Disclosure of defined benefit plans [line items]
Actuarial (losses) gains from demographic assumptions	$ (225)	$ 666	$ 542
Actuarial gains (losses) from financial assumptions	5,654	(9,561)	(10,924)
Experience (losses) gains	(1)	(282)	(692)
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	11,789
Total amounts recognized in OCI	5,096	(683)	715
Other plans
Disclosure of defined benefit plans [line items]
Actuarial (losses) gains from demographic assumptions	(1)	4	(17)
Actuarial gains (losses) from financial assumptions	155	(105)	(209)
Experience (losses) gains	55	88	273
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Total amounts recognized in OCI	$ 209	$ (13)	$ 47